Financial instruments - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 106,715,757	R$ 93,045,196
Financial Liabilities, Undiscounted Cash Flows	143,249,522	126,570,983
2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	21,130,774	15,929,888
2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	10,349,756	15,384,365
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	46,463,461	35,377,689
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	65,305,531	59,879,041
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,058,959	5,572,219
Financial Liabilities, Undiscounted Cash Flows	5,058,959	5,572,219
Trade accounts payable | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,058,959	5,572,219
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	88,624,374	77,172,692
Financial Liabilities, Undiscounted Cash Flows	118,976,266	105,526,852
Loans, financing and debentures | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	13,708,238	7,648,237
Loans, financing and debentures | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	8,967,446	12,983,542
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	42,773,201	31,355,362
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	53,527,381	53,539,711
Leases
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,604,352	6,243,782
Financial Liabilities, Undiscounted Cash Flows	11,631,398	11,021,519
Leases | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,230,619	1,172,568
Leases | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,113,432	1,045,795
Leases | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,930,245	2,743,793
Leases | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,357,102	6,059,363
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	211,226	187,187
Financial Liabilities, Undiscounted Cash Flows	210,946	215,891
Liabilities for assets acquisitions and subsidiaries | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	91,922	94,948
Liabilities for assets acquisitions and subsidiaries | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	18,624	18,314
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	85,035	87,520
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	15,365	15,109
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,732,329	2,436,072
Financial Liabilities, Undiscounted Cash Flows	6,887,436	2,801,258
Derivative Liabilities | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	615,555	66,433
Derivative Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	191,218	1,278,953
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	674,980	1,191,014
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,405,683	264,858
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,010	1,316,528
Financial Liabilities, Undiscounted Cash Flows	3,010	1,316,528
Dividends and interests on own capital payable | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,010	1,316,528
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	481,507	116,716
Financial Liabilities, Undiscounted Cash Flows	481,507	116,716
Other liabilities | 2024
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	422,471	58,955
Other liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 59,036	R$ 57,761